Consolidated Statement of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows used in operating activities
Loss for the period	$ (99,950,000)	$ (1,207,256,000)
Adjustments for:
•Depreciation/Amortization	18,481,000	10,997,000
•Impairment losses and write -offs	47,191,000	2,406,000
•Net unrealized foreign exchange differences	(19,882,000)	5,150,000
•Net finance expense	8,609,000	(2,854,000)
•Change in fair value of warrants	(3,277,000)	(97,021,000)
•Listing expense	0	1,168,515,000
Change in fair value of embedded derivatives	(104,931,000)	0
•Fair value movement on employee loans including fair value charge for the new employee loans issued on April 8, 2022	3,537,000	0
•Reversal of difference between fair value and nominal value of loans repaid	(295,000)	(1,742,000)
•Employee share scheme	9,870,000	1,563,000
•Profit on disposal of fixed assets	(109,000)	(1,043,000)
• Profit from the modification of lease	(1,762,000)	0
• Deferred taxes	1,724,000	5,072,000
• Income Tax	2,428,000	107,000
Cash flows used in operations before working capital changes	(138,366,000)	(116,106,000)
(Increase) in trade and other receivables	(26,167,000)	(36,076,000)
Increase in trade and other payables	21,796,000	24,773,000
(Increase) of inventory	(28,379,000)	(1,966,000)
Cash flows used in operations	(171,116,000)	(129,375,000)
Income tax and other taxes	(2,878,000)	7,923,000
Interest received	640,000	55,000
Net cash used in operating activities	(173,354,000)	(121,397,000)
Cash flows from investing activities
Acquisition of intangible assets	(109,005,000)	(90,666,000)
Acquisition of property, plant and equipment	(44,045,000)	(23,208,000)
Grants received	0	175,000
Prepayments for tangible and intangible assets	(41,301,000)	(15,197,000)
Cash received on acquisition of entities, net of consideration paid	0	(9,000)
Proceeds from the sale of fixed assets	69,000	0
Net cash used in investing activities	(194,282,000)	(128,905,000)
Cash flows from financing activities
Cash paid for redemption of public warrants	0	69,116,000
Proceed from the issuance of new shares	0	631,297,000
Proceeds from exercise of employee share option plan	20,000	0
Repayment of borrowings	0	0
Repayment of interest	(5,888,000)	(53,000)
Repayment of lease liabilities	(10,521,000)	(6,922,000)
Net cash from financing activities	(16,389,000)	693,438,000
Net (decrease)/increase in cash and cash equivalents	(384,025,000)	443,136,000
Cash and cash equivalents at January 1	900,606,000	82,314,000
Effects of movements in exchange rates on cash held	(3,966,000)	3,442,000
Cash and cash equivalents at June 30	$ 512,614,742	$ 528,892,000